LEASES - Narrative (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) contract	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LEASES
Sublease income	¥ 119	¥ 134	¥ 112
Negative lease expense recognized under the relief using variable lease expense approach	¥ 281	¥ 88
Number of lease contracts | contract	34
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 8,387